Long-term investment (Tables)	12 Months Ended
Mar. 31, 2023
Long-term investment
Schedule of long-term investment

	Investment-1	Investment-2	Total
	USD	USD	USD
Balance as of March 31, 2022	282,545	14,673,898	14,956,443
Investments made	—	—	—
Share gain (loss) from equity investments	(14,899)	739,327	724,428
Impairment	(246,092)	—	(246,092)
Foreign currency translation adjustments	(21,554)	(1,116,401)	(1,137,955)
Balance as of March 31, 2023	—	14,296,824	14,296,824